Non vested Common Stock Options (Detail) (USD $)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Nonvested Abtech Shares [Member]	Dec. 31, 2009 Nonvested Abtech Shares [Member]	Dec. 31, 2010 Nonvested Abhd Shares [Member]	Dec. 31, 2009 Nonvested Abhd Shares [Member]
Number of Nonvested Shares outstanding, Opening Balance	1,760,629	2,502,178	1,426,769	640,000	0
Number of Nonvested Shares outstanding, Granted		0	3,306,069	4,734,300	640,000
Number of Nonvested Shares outstanding, Vested		(399,284)	(990,218)	(320,000)	0
Number of Nonvested Shares outstanding, Forfeited or expired		2,102,894	(1,240,442)	0	0
Number of Nonvested Shares outstanding, Closing Balance	1,760,629	0	2,502,178	5,054,300	640,000
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance		$ 0.18	$ 0.28	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Granted			$ 0.17	$ 0.27	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Vested		$ 0.1	$ 0.17	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired		$ 0.2	$ 0.27
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance		$ 0	$ 0.18	$ 0.27	$ 0.12